YOUR INVESTMENT DEALER IS:

Shares of the Fund are offered only to separate accounts of various insurance companies to fund the benefits of variable life policies and variable annuity policies. This Prospectus sets forth concisely information about the Trust and Fund that you should know before investing. It should be read in conjunction with the prospectus for the Contract which accompanies this Prospectus and should be retained for future reference. The Contracts involve certain expenses not described in this Prospectus and also may involve certain restrictions or limitations on the allocation of purchase payments or Contract values to the Fund. In particular, the Fund may not be available in connection with a particular Contract or in a particular state. See the applicable Contract prospectus for information regarding expenses of the Contract and any applicable restrictions or limitations with respect to the Fund.







[LOGO]
Van Eck Global


Van Eck Worldwide Insurance Trust
99 Park Avenue, New York, NY 10016

www.vaneck.com

                                                                 [GRAPHIC]
                                                            Retire on YOUR Terms
                                                             Variable Annuities

--------------------------------------------------------------------------------

                                                                   VANECK GLOBAL

                                                       WORLDWIDE INSURANCE TRUST

                                                                      PROSPECTUS
                                                                     May 1, 2004


                                                                       [GRAPHIC]


                                                             WORLDWIDE BOND FUND

                                                          (INITIAL CLASS SHARES)


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED EITHER BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR BY ANY STATE SECURITIES COMMISSION. NEITHER THE SEC NOR ANY STATE COMMISSION HAS ENDORSED THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY CLAIM TO THE CONTRARY IS A CRIMINAL OFFENSE.


GLOBAL INVESTMENTS SINCE 1955

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

I.   WORLDWIDE BOND FUND 2

II.  ADDITIONAL INVESTMENT STRATEGIES 6

III. HOW THE FUND IS MANAGED 12

IV.  FINANCIAL HIGHLIGHTS 15

--------------------------------------------------------------------------------


I. THE FUND
--------------------------------------------------------------------------------

INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

WORLDWIDE BOND FUND (INITIAL CLASS)

The Fund offers two classes of shares: shares which have been continuously offered since the inception of the Fund (the "Initial Class") and Class R shares which became available for purchase on May 1, 2004. This prospectus pertains only to the offering of Initial Class shares of the Fund.

OBJECTIVE

The Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

PRINCIPAL STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in debt securities rated B or better by Standard & Poor's (S&P) or Moody's Investors Service (Moody's). The Fund may also invest in unrated securities of comparable quality in the Adviser's opinion. The Fund intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

During normal economic conditions, the Fund intends to invest in debt issued by domestic and foreign governments (and their agencies and subdivisions), multi-national entities like the World Bank, the Asian Development Bank, the European Investment Bank, and the European Community. The Fund will also invest in corporate bonds, debentures, notes, commercial paper, time deposits, certificates of deposit, and repurchase agreements, as well as debt obligations which may have a call on a common stock or commodity by means of a conversion privilege or attached warrants.

Van Eck Associates Corp. (the "Adviser") expects the Fund's average maturity to range between three and ten years. The Adviser seeks bonds with a high relative value. There is no limit on the amount the Fund may invest in one country or in securities denominated in one currency. Normally, the Fund will be invested in at least three countries besides the United States.

PRINCIPAL RISKS

An investment in the Fund involves the risk of losing money. The Fund's share value will tend to fall when interest rates go up and to rise when interest rates fall. The longer the maturity or duration of the debt security, the higher the risk of price fluctuations due to changes in interest rates. Bonds rated below investment grade are viewed as speculative because their issuers are more vulnerable to financial setbacks and economic pressures than issuers with higher ratings. Foreign investments may be subject to volatility from political or economic factors or from changing currency values. The Fund may engage in active and frequent trading to achieve its investment objectives. The Fund may suffer adverse tax consequences and increased transaction costs may affect performance. Because the Fund may borrow in amounts not to exceed 30% of its net assets to buy more securities, it is subject to leverage risk. Long-term investments entail greater risk of loss than short-term investments.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program. # Van eck worldwide bond prospectus


2   VAN ECK WORLDWIDE BOND PROSPECTUS

                                                          1. WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

WORLDWIDE BOND FUND PERFORMANCE
--------------------------------------------------------------------------------

This chart shows the historical annual total returns of Van Eck Worldwide Bond Fund Initial Class shares. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance does not indicate future results. These returns do not reflect charges at the separate account level and if those charges were reflected, the returns would be lower than those shown.

[The table below represents a bar chart in the printed piece.]

--------------------------------------------------------------------------------
WORLDWIDE BOND FUND
ANNUAL TOTAL RETURNS (%)
As of December 31,

-1.32   17.30   2.53    2.38   12.75   -7.82    1.88   -5.11   21.66   18.16

'94     '95     '96     '97     '98     '99     '00     '01     '02     '03
--------------------------------------------------------------------------------

During the period covered, the Fund's highest quarterly return was 11.07% for the quarter ended 3/31/95. The lowest quarterly return was -5.41% for the quarter ended 3/31/01.


                                           VAN ECK WORLDWIDE BOND PROSPECTUS   3

--------------------------------------------------------------------------------

I. WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

WORLDWIDE BOND FUND PERFORMANCE

The table below shows how the average annual returns of the Fund's Initial Class shares compare with those of a broad measure of market performance. Fund and index performance are shown with dividends reinvested. Past performance is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
WORLDWIDE BOND FUND
1-YEAR, 5-TEAR AND 10-YEAR PERFORMANCE (ANNUALIZED)+
As of December 31,

                                         1 YEAR       5 YEAR        10 YEAR

Initial Class                            18.16%       5.08%          5.79%

Citigroup World
  Government Bond Index*                 14.91%       5.74%          6.79%
--------------------------------------------------------------------------------

* The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of approximately 20 world government bond markets. Each has a total market capitalization of eligible issues of at least US$20 billion and Euro15 billion. The issues are fixed rate, greater than one-year maturity and subject to a minimum amount outstanding that varies by local currency. Bonds must be sovereign debt issued in the domestic market in local currency.

   The Citigroup World Government Bond Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

+  Initial Class Shares Inception Date: 9/1/89.




4   VAN ECK WORLDWIDE BOND PROSPECTUS

                                                          1. WORLDWIDE BOND FUND
--------------------------------------------------------------------------------

WORLDWIDE BOND FUND EXPENSES
--------------------------------------------------------------------------------

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.

--------------------------------------------------------------------------------
WORLDWIDE BOND FUND
SHAREHOLDER TRANSACTION EXPENSES

ANNUAL FUND OPERATING EXPENSES (% OF NET ASSETS)        INITIAL CLASS

Management/Administration Fees                               1.00%

Other Expenses                                               0.21%

TOTAL FUND OPERATING EXPENSES*                               1.21%
--------------------------------------------------------------------------------

* Expenses excluding interest expense: 1.19%.

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Initial Class shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
EXPENSE EXAMPLE

   --------------------------------------------------------------------------

   1 Year                                              $  123

   3 Years                                             $  384

   5 Years                                             $  665

   10 Years                                            $1,466
--------------------------------------------------------------------------------





                                           VAN ECK WORLDWIDE BOND PROSPECTUS   5

--------------------------------------------------------------------------------

II. ADDITIONAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

OTHER INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES

DEFINITION        Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION        Borrowing to invest more is called "leverage." The Fund may borrow in amounts not to exceed 30% of its net assets to buy more securities. The Fund must maintain assets equal to 300% of its borrowings, and must sell securities to maintain that margin, even if the sale hurts the Fund's investment positions.

RISK Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.



6   VAN ECK WORLDWIDE BOND PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS

--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

DEFINITION        Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities; the Fund invests in CMOs rated A or better by S&P and Moody's. CMOs "pass through" payments made by individual mortgage holders.

RISK              Mortgage holders often refinance when interest rates fall;
                  reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

DEBT SECURITIES; CREDIT AND INTEREST RATE RISK

DEFINITION        Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market"--that is, they are traded by people other than their original issuers.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by the Fund's Adviser.




                                           VAN ECK WORLDWIDE BOND PROSPECTUS   7

--------------------------------------------------------------------------------

DEFENSIVE INVESTING

DEFINITION        A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

RISK "Opportunity cost"--i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. A Fund may not achieve its investment objective during periods of defensive investing.

EMERGING MARKETS SECURITIES

DEFINITION        Securities of companies that are primarily in developing
                  countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.





8   VAN ECK WORLDWIDE BOND PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS

--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS

DEFINITION        The money issued by foreign governments; the contracts
                  involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above).

FOREIGN SECURITIES

DEFINITION        Securities issued by foreign companies, traded in foreign
                  currencies, or issued by companies with most of their business interests in foreign countries.

RISK Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different--and less revealing--than American accounting practice. There is generally less information available regarding foreign issuers than U.S. issuers, and foreign regulation of stock exchanges may be inadequate or irregular.

                  Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts
                  (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.

                  Russia: The Fund invests only in those Russian companies whose registrars have contracted to allow the Fund's Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.





                                           VAN ECK WORLDWIDE BOND PROSPECTUS   9

--------------------------------------------------------------------------------

INDEXED COMMERCIAL PAPER

DEFINITION        For hedging purposes only, the Fund invests in commercial
                  paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Fund segregates asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.

RISK Principal may be lost, but the potential for gains in principal and interest may help the Fund cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

LACK OF RELIABLE FINANCIAL INFORMATION

DEFINITION        Emerging markets securities issuers are subject to different disclosure requirements than those of U.S. and Western
                  European issuers.

RISK There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

LOANS OF PORTFOLIO SECURITIES

DEFINITION        The Fund may lend its securities, up to one-third of the value of its portfolio, to broker/dealers. Broker/dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

RISK If a broker/dealer breaches its agreement either to pay for the loan, to pay for the securities, or to return the securities, the Fund may lose money.

LOW RATED DEBT SECURITIES

DEFINITION        Debt securities, foreign and domestic, rated "below investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher-rated issues.



10   VAN ECK WORLDWIDE BOND PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS

--------------------------------------------------------------------------------

MARKET TIMING

RISK Because shares of the Fund are sold exclusively to insurance companies to fund insurance company variable annuity and variable life insurance separate accounts, the Adviser cannot detect and prevent some shareholders ("market timers") from engaging in short-term trading, commonly referred to as "market timing," without the cooperation of these insurance companies. If the Adviser is unable to detect and prevent this practice, a Fund may incur additional expenses, the Fund's portfolio management process may be disrupted and long-term shareholders may be disadvantaged.

PARTLY PAID SECURITIES

DEFINITION        Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."

RISK The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.

REPURCHASE AGREEMENTS

DEFINITION        In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve
                  System or certain non-bank dealers; these counterparties collateralize the transaction.

RISK There is a risk that the collateral may be difficult to liquidate and that a counterparty may default on a "repo," but it is generally small.

WHEN-ISSUED DEBT SECURITIES

DEFINITION        Debt securities issued at a fixed price and interest rate, but delivered and paid for some time later.

RISK Principal and interest of a when-issued security may vary during the waiting period so that its value, if and when the Fund takes possession of it, may be different than when and if the Fund committed to buy it. The Fund maintains reserves of cash or high quality securities to offset purchases of when-issued securities.




                                          VAN ECK WORLDWIDE BOND PROSPECTUS   11

--------------------------------------------------------------------------------

III. HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------

FUND MANAGEMENT, INCLUDING A DESCRIPTION OF THE ADVISER, THE PORTFOLIO MANAGERS, THE CUSTODIAN, AND THE TRANSFER AGENT. HOW THE FUND SELLS SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS. FUND EXPENSES AND TAX TREATMENT OF THE FUND.


RECENT DEVELOPMENTS

In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General and the United States Securities and Exchange Commission have requested and received information from the Adviser. The investigations are ongoing. At the present time, the Adviser is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

1. MANAGEMENT OF THE FUND

DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly owned subsidiary of Van Eck Associates Corporation (the "Adviser"), has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for share sales of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Worldwide Insurance funds managed by the Adviser during a specified period of time.

INVESTMENT ADVISER

Van Eck Associates Corporation, 99 Park Avenue, New York, NY 10016 serves as investment adviser to the Fund. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, hedge funds, pension plans and other investment accounts.

John C. van Eck and members of his immediate family own 100% of the voting stock of the Adviser. As of December 31, 2003, the Adviser's assets under the management were approximately $1.4 billion.

THE ADVISER, THE FUND, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sells shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force a Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of a Fund to any separate accounts. It may also suspend or terminate the offering of shares of a Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders. The Adviser and its affiliates act as investment manager of several hedge funds and other investment companies and/or accounts (the "Other Clients"), which trade in the same securities as the Trust. These Other Clients may have investment objectives and/or investment strategies similar to or completely opposite of those of the Fund. From time to time such Other Clients may enter contemporaneous trades with those of the Fund, which implement strategies that are similar to or directly opposite those of the Trust. The Adviser will maintain procedures reasonably designed to ensure that the Fund is not unduly disadvantaged by such trades, yet still permitting the Other Clients to pursue their own investment objectives and strategies.





12   VAN ECK WORLDWIDE BOND PROSPECTUS

                                                         SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

FEES PAID TO THE ADVISER

Worldwide Bond Fund pays the Adviser a monthly fee at an annual rate of 1.00% of average daily net assets. This includes # Van eck worldwide bond prospectus the fee paid to the Adviser for accounting and administrative services.


PORTFOLIO MANAGERS

WORLDWIDE BOND FUND is managed by a team of investment professionals.

THE CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT
Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS
Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL
Goodwin Procter LLP
One Exchange Place
Boston, Massachusetts 02109


2. TAXES

The Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Fund will not pay federal income tax to the extent that it distributes its income and capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified, because annuities and life insurance enjoy special tax privileges. The Fund intends to invest so as to qualify for this provision.

Tax matters for insurance contract holders are described in the Contract prospectus.

3. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets using market quotations except that certain short-term debt securities are valued using amortized cost. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that


                                          VAN ECK WORLDWIDE BOND PROSPECTUS   13

--------------------------------------------------------------------------------

security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

For example, foreign securities in which the Fund invests are traded in markets that close before the time that each Fund calculates NAV. If a Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates NAV, the Fund may adjust the previous closing prices to reflect what the Board of Trustees reasonably believes to be the fair value of the securities.


4. SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Fund at the address on the cover page.

14   VAN ECK WORLDWIDE INSURANCE TRUST PROSPECTUS

                                                            FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

IV. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Initial Class of shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

WORLDWIDE BOND FUND

---------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  For a share outstanding throughout each year:

                                                                 YEAR ENDED DECEMBER 31,

                                             2003           2002           2001          2000           1999

  NET ASSET VALUE, BEGINNING OF YEAR       $ 11.46         $ 9.42        $ 10.37       $ 10.69         $12.28
---------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                       0.53           0.35           0.57          0.52           0.61
  Net Realized and Unrealized Gain (Loss)
         on Investments and
         Foreign Currency Transactions        1.52           1.69          (1.08)        (0.34)         (1.52)
---------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            2.05           2.04          (0.51)         0.18          (0.91)
---------------------------------------------------------------------------------------------------------------------

  LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from Net Investment Income       (0.20)            --          (0.44)        (0.50)         (0.47)
  Distributions from Realized Capital Gains     --             --             --            --          (0.21)
---------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions          (0.20)            --          (0.44)        (0.50)         (0.68)
---------------------------------------------------------------------------------------------------------------------

  NET ASSET VALUE, END OF YEAR             $ 13.31         $11.46         $ 9.42       $ 10.37         $10.69
---------------------------------------------------------------------------------------------------------------------
  Total Return (a)                           18.16%         21.66%         (5.11)%        1.88%         (7.82)%
---------------------------------------------------------------------------------------------------------------------

  RATIOS/SUPPLEMENTARY DATA
  Net Assets, End of Year (000)             $85,385        $95,040         $52,127      $74,083         $84,875
  Ratio of Gross Expenses
         to Average Net Assets                1.21%          1.24%           1.24%        1.21%           1.22%
  Ratio of Net Expenses
         to Average Net Assets                1.19% (b)      1.21% (b)       1.19% (b)    1.15% (b)       1.22%
  Ratio of Net Investment Income
         to Average Net Assets                3.58%          4.06%           4.62%        5.14%           4.92%
  Portfolio Turnover Rate                        6%            18%             22%          19%             47%
---------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(b)  Excluding interest expense.


                                          VAN ECK WORLDWIDE BOND PROSPECTUS   15

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Funds' investments are available in the annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Call Van Eck at 1-800-221-2220, or visit the Van Eck website at WWW.VANECK.COM
                                                                --------------
Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplication fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-05083







16   VAN ECK WORLDWIDE BOND PROSPECTUS

YOUR INVESTMENT DEALER IS:                                         VANECK GLOBAL

                                                       WORLDWIDE INSURANCE TRUST

                                                                      PROSPECTUS
                                                                     May 1, 2004



Shares of the Fund are offered only to
separate accounts of various insurance
companies to fund the benefits of
variable life policies and variable
annuity policies. This Prospectus sets
forth concisely information about the
Trust and Fund that you should know
before investing. It should be read in
conjunction with the prospectus for              WORLDWIDE EMERGING MARKETS FUND
the Contract which accompanies this
Prospectus and should be retained for                     (INITIAL CLASS SHARES)
future reference. The Contracts
involve certain expenses not described
in this Prospectus and also may
involve certain restrictions or
limitations on the allocation of                               [GRAPHIC OMITTED]
purchase payments or Contract values
to the Fund. In particular, the Fund
may not be available in connection
with a particular Contract or in a
particular state. See the applicable
Contract prospectus for information
regarding expenses of the Contract and
any applicable restrictions or
limitations with respect to the Fund.









                                           THESE SECURITIES HAVE NOT BEEN
                                           APPROVED OR DISAPPROVED EITHER BY THE
                                           SECURITIES AND EXCHANGE COMMISSION
                                           (SEC) OR BY ANY STATE SECURITIES
                                           COMMISSION. NEITHER THE SEC NOR ANY
                                           STATE COMMISSION HAS ENDORSED THE
                                           ACCURACY OR ADEQUACY OF THIS
                                           PROSPECTUS. ANY CLAIM TO THE CONTRARY
                                           IS A CRIMINAL OFFENSE.


VAN ECK GLOBAL [GRAPHIC OMITTED]

Van Eck Worldwide Insurance Trust     [GRAPHIC OMITTED]
99 Park Avenue, New York, NY 10016

www.vaneck.com                                     GLOBAL INVESTMENTS SINCE 1955

                                      TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                      I.   WORLDWIDE EMERGING MARKETS FUND     2

                                      II.  ADDITIONAL INVESTMENT STRATEGIES    6

                                      III. HOW THE FUND IS MANAGED            15

                                      IV.  FINANCIAL HIGHLIGHTS               18

I. THE FUND
--------------------------------------------------------------------------------


INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

WORLDWIDE EMERGING MARKETS FUND (INITIAL CLASS)

The Fund offers two classes of shares: shares which have been continuously offered since the inception of the Fund (the "Initial Class") and Class R shares which became available for purchase on May 1, 2004. This prospectus pertains only to the offering of Initial Class shares of the Fund.

OBJECTIVE

The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

PRINCIPAL STRATEGIES

The Fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth. Under normal conditions, the Fund will invest at least 80% of its assets in emerging countries or emerging market equity securities. These include issues of companies in emerging countries, issues denominated in currencies of emerging countries, investment companies (like country funds) that invest in emerging countries, and in American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to, or in anticipation of, adverse market, economic, political or other conditions. When so invested, the Fund may not achieve its investment objective.

The Fund generally invests in common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. Holdings may include issues denominated in currencies of emerging countries, securities of investment companies (like country funds) that invest in emerging countries, and American Depositary Receipts (ADRs), American Depositary Shares (ADSs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) representing emerging markets securities. The Fund may also invest in collateralized mortgage obligations (CMOs) and other mortgage and non-mortgage asset-backed securities.

PRINCIPAL RISKS

An investment in the Fund involves the risk of losing money. By investing in emerging markets, the Fund is exposed to certain risks. Many emerging markets are less liquid and more volatile than the U.S. market. Foreign investments may be subject to volatility from political or economic factors or from changing currency values. The Fund is subject to volatility due to foreign securities risk and emerging market risk, exaggeration of price movements due to leverage, interest rate changes and market fluctuation. The Fund may invest in securities of other investment companies, which may involve additional fees such as management and other fees. Because the Fund may borrow in amounts not to exceed 30% of its net assets to buy more securities, the Fund is subject to leverage risk.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program. # Van eck worldwide emerging markets fund prospectus


2   VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                                              I. WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------


WORLDWIDE EMERGING MARKETS FUND PERFORMANCE


This chart shows the historical annual total return of Van Eck Worldwide Emerging Markets Fund Initial Class shares. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance does not indicate future results. These returns do not reflect charges at the separate account level and if those charges were reflected, the returns would be lower than those shown.


WORLDWIDE EMERGING MARKETS FUND
ANNUAL TOTAL RETURNS (%)
As of December 31,

            [Data below represents bar chart in the printed piece.]

  '96      '97      '98      '99      '00     '01     '02     '03
--------------------------------------------------------------------
 26.82   -11.61   -34.15   100.28   -41.87   -1.69   -3.02   54.19


During the period covered, the Fund's highest quarterly return was 56.88% for the quarter ended 12/31/99. The lowest quarterly return was -29.46% for the quarter ended 9/30/98.










                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS   3

WORLDWIDE EMERGING MARKETS FUND PERFORMANCE
--------------------------------------------------------------------------------


The table below shows how the average annual returns of the Fund's Initial Class shares compare with those of a broad measure of market performance. Fund and index performance are shown with dividends reinvested. Past performance is not necessarily an indication of how the Fund will perform in the future.

WORLDWIDE EMERGING MARKETS FUND
1-YEAR, 5-YEAR AND LIFE-OF-FUND PERFORMANCE (ANNUALIZED)+
As of December 31, 2003


                                      1 YEAR      5 YEAR     LIFE-OF-FUND
Initial Class                         54.19%      11.35%         2.83%
MSCI Emerging Markets Free Index*     56.28%      10.64%         1.86%


* The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index is a market capitalization-weighted index that captures 60% of the publicly traded equities in each industry for approximately 25 emerging markets. The index includes only stocks available for purchase by foreign (e.g., U.S.) investors.

   The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged index and includes the reinvestment of all dividends, but does not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

+ Initial Class Shares Inception Date: 12/21/95; index return calculated from December 31, 1995.







4   VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                                              I. WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------


WORLDWIDE EMERGING MARKETS FUND EXPENSES


This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.

WORLDWIDE EMERGING MARKETS FUND
SHAREHOLDER TRANSACTION EXPENSES

ANNUAL FUND OPERATING EXPENSE (% OF NET ASSETS)             INITIAL CLASS
Management/Administration Fees                                  1.00%
Other Expenses                                                  0.43%
TOTAL FUND OPERATING EXPENSES*                                  1.43%


*  Expenses excluding interest expense and including expense reimbursement by
   Adviser: 1.30%. Net effect of expense reimbursement by Adviser to average net assets was 0.09%. These expense reimbursements are not contractual and may be discontinued at the discretion of the Adviser.

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Initial Class shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


              EXPENSE EXAMPLE
             ---------------------------------------
              1 year                     $  146
              3 years                    $  452
              5 years                    $  782
              10 years                   $1,713






                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS   5

II. ADDITIONAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

OTHER INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES

DEFINITION        Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION        Borrowing to invest more is called "leverage." The Fund may borrow in amounts not to exceed 30% of its net assets to buy more securities. The Fund must maintain assets equal to 300% of its borrowings, and must sell securities to maintain that margin, even if the sale hurts the Fund's investment positions.

RISK Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.




6   VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------



COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

DEFINITION        Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities; the Fund invests in CMOs rated A or better by S&P and Moody's. CMOs "pass through" payments made by individual mortgage holders.

RISK              Mortgage holders often refinance when interest rates fall;
                  reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

DEBT SECURITIES; CREDIT AND INTEREST RATE RISK

DEFINITION        Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market"--that is, they are traded by people other than their original issuers.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by the Fund's Adviser.








                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS   7

--------------------------------------------------------------------------------



DEFENSIVE INVESTING

DEFINITION        A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

RISK "Opportunity cost"--i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. A Fund may not achieve its investment objective during periods of defensive investing.

DERIVATIVES

DEFINITION        A derivative is a security that derives its present value from the current value of another security. It can also derive its value from a commodity, a currency, or a securities index. The
                  Fund uses derivatives, either on its own, or in combination with other derivatives, to offset other investments with the aim of reducing risk--called "hedging." The Fund also invests in derivatives for their investment value.

                  Kinds of derivatives include (but are not limited to): forward contracts, futures contracts, options and swaps. The Fund will not commit more than 5% of its assets to initial margin deposits on futures contracts and premiums on options for futures contracts (leverage). Hedging, as defined by the Commodity Exchange Act, is excluded from this 5% limit.

RISK Derivatives bear special risks by their very nature. A Fund's Adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. Price swings of an underlying security tend to be magnified in the price swing of its derivative. If a Fund invests in a derivative with "leverage" (by borrowing), an unanticipated price move might result in the Fund losing more than its original investment.

                  For a complete discussion of the kinds of derivatives the Fund uses, and of their risks, please see the Statement of Additional Information ("SAI").




8   VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------



DIRECT INVESTMENTS

DEFINITION        Investments made directly with an enterprise via a shareholder or similar agreements--not via publicly traded shares or interests.

                  Direct investments may involve high risk of substantial loss. Such positions may be hard to sell because they are not listed on an exchange, and prices of such positions may be unpredictable.

RISK A direct investment price as stated for valuation may not be the price a Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid, and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

EMERGING MARKETS SECURITIES

DEFINITION        Securities of companies that are primarily in developing
                  countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.





                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS  19

--------------------------------------------------------------------------------



FREQUENT TRADING

DEFINITION        The Fund may engage in active and frequent trading of
                  portfolio securities to achieve their principal investment strategies.

RISK Increased trading will likely increase the tax payments by and/or trading costs of a Fund, which can affect a Fund's return.

FOREIGN CURRENCY TRANSACTIONS

DEFINITION        The money issued by foreign governments; the contracts
                  involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above). The Fund may buy currency as an investment. Successful hedging or investing in currency requires successful predicting of currency prices, which is not always possible.









10  VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------



FOREIGN SECURITIES

DEFINITION        Securities issued by foreign companies, traded in foreign
                  currencies, or issued by companies with most of their business interests in foreign countries.

RISK Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different--and less revealing--than American accounting practice. There is generally less information available regarding foreign issuers than U.S. issuers, and foreign regulation of stock exchanges may be inadequate or irregular.

                  Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts
                  (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.

                  Russia: The Fund invests only in those Russian companies whose registrars have contracted to allow the Fund's Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

INDEXED COMMERCIAL PAPER

DEFINITION        For hedging purposes only, the Fund invests in commercial
                  paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Fund segregates asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.

RISK Principal may be lost, but the potential for gains in principal and interest may help the Fund cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.





                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS  11

--------------------------------------------------------------------------------



LACK OF RELIABLE FINANCIAL INFORMATION

DEFINITION        Emerging markets securities issuers are subject to different disclosure requirements than those of U.S. and Western
                  European issuers.

RISK There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

LOANS OF PORTFOLIO SECURITIES

DEFINITION        The Fund may lend its securities, up to one-third of the value of its portfolio, to broker/dealers. Broker/dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

RISK If a broker/dealer breaches its agreement either to pay for the loan, to pay for the securities, or to return the securities, the Fund may lose money.

LOW RATED DEBT SECURITIES

DEFINITION        Debt securities, foreign and domestic, rated "below investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher-rated issues.








12  VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------



MARKET TIMING

RISK Because shares of the Fund are sold exclusively to insurance companies to fund insurance company variable annuity and variable life insurance separate accounts, the Adviser cannot detect and prevent some shareholders ("market timers") from engaging in short-term trading, commonly referred to as "market timing," without the cooperation of these insurance companies. If the Adviser is unable to detect and prevent this practice, a Fund may incur additional expenses, the Fund's portfolio management process may be disrupted and long-term shareholders may be disadvantaged.

NON-DIVERSIFICATION RISK

DEFINITION        Non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries.

RISK Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds.

PARTLY PAID SECURITIES

DEFINITION        Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."

RISK The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.

REPURCHASE AGREEMENTS

DEFINITION        In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve
                  System or certain non-bank dealers; these counterparties collateralize the transaction.

RISK There is a risk that the collateral may be difficult to liquidate and that a counterparty may default on a "repo," but it is generally small.






                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS  13

--------------------------------------------------------------------------------



SHORT SALES

DEFINITION        In a short sale, the Fund borrows an equity security from a broker, and then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.

RISK If the value of the security goes up, the Fund will have to buy it back at a loss to make good the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. (See the SAI for a complete definition of this account's liability.) This account cannot exceed 50% of the Fund's net assets.

WHEN-ISSUED DEBT SECURITIES

DEFINITION        Debt securities issued at a fixed price and interest rate, but delivered and paid for some time later.

RISK Principal and interest of a when-issued security may vary during the waiting period so that its value, if and when the Fund takes possession of it, may be different than when and if the Fund committed to buy it. The Fund maintains reserves of cash or high quality securities to offset purchases of when-issued securities.








14  VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                                                         SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


III. HOW THE FUND IS MANAGED

                    FUND MANAGEMENT, INCLUDING A DESCRIPTION OF THE ADVISER, THE PORTFOLIO MANAGER, THE CUSTODIAN, AND THE TRANSFER AGENT. HOW THE FUND SELLS SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS. FUND EXPENSES AND TAX TREATMENT OF THE FUND.



RECENT DEVELOPMENTS

In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General and the United States Securities and Exchange Commission have requested and received information from the Adviser. The investigations are ongoing. At the present time, the Adviser is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

1. MANAGEMENT OF THE FUND

DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly owned subsidiary of Van Eck Associates Corporation (the "Adviser"), has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for share sales of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Worldwide Insurance funds managed by the Adviser during a specified period of time.

INVESTMENT ADVISER

Van Eck Associates Corporation, 99 Park Avenue, New York, NY 10016 serves as investment adviser to the Fund. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, hedge funds, pension plans and other investment accounts.

John C. van Eck and members of his immediate family own 100% of the voting stock of the Adviser. As of December 31, 2003, the Adviser's assets under the management were approximately $1.4 billion.

THE ADVISER, THE FUND, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sell shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force a Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of a Fund to any separate accounts. It may also suspend or terminate the offering of shares of a Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders. The Adviser and its affiliates act as investment manager of several hedge funds and other investment companies and/or accounts (the "Other Clients"), which trade in the same securities as the Trust. These Other Clients may have investment objectives and/or investment strategies similar to or completely opposite of those of the Fund. From time to time such Other Clients may enter contemporaneous trades with those of the Fund, which implement strategies that are similar to or directly opposite those of the Trust. The Adviser will maintain procedures reasonably designed to ensure that the Fund is not unduly disadvantaged by such trades, yet still permitting the Other Clients to pursue their own investment objectives and strategies.




                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS  15

--------------------------------------------------------------------------------



FEES PAID TO THE ADVISER

Worldwide Emerging Markets Fund paid the Adviser a monthly fee at an annual rate of 1.00% of average daily net assets. This includes the fee paid to the Adviser for accounting and administrative services.

PORTFOLIO MANAGER

WORLDWIDE EMERGING MARKETS FUND

DAVID A. SEMPLE Mr. Semple joined Van Eck in 1998 as an Investment Director. He is also portfolio manager of another mutual fund advised by the Adviser. He has been in the investing business for 14 years as a manager and analyst.

THE CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT
Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS
Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL
Goodwin Procter LLP
One Exchange Place
Boston, Massachusetts 02109

2. TAXES

The Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Fund will not pay federal income tax to the extent that it distributes its income and capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified, because annuities and life insurance enjoy special tax privileges. The Fund intends to invest so as to qualify for this provision.

Tax matters for insurance contract holders are described in the Contract prospectus.

3. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price it's shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets using market quotations except that certain short-term debt securities are valued using amortized cost. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that






16  VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

                                                         SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

For example, foreign securities in which the Fund invests are traded in markets that close before the time that each Fund calculates NAV. If a Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates NAV, the Fund may adjust the previous closing prices to reflect what the Board of Trustees reasonably believes to be the fair value of the securities.

4. SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Fund at the address on the cover page.












                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS  17

IV. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's Initial Class of shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

WORLDWIDE EMERGING MARKETS FUND

  FINANCIAL HIGHLIGHTS
  For a share outstanding throughout each year:

                                                                  YEAR ENDED DECEMBER 31,

                                              2003          2002           2001          2000           1999
  NET ASSET VALUE, BEGINNING OF YEAR         $7.89         $ 8.15         $ 8.29        $14.26         $ 7.12
------------------------------------------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (Loss)                0.13           0.04           0.08         (0.03)          0.10(a)
  Net Realized and Unrealized Gain (Loss)
         on Investments, Swaps, Futures and
         Foreign Currency Transactions        4.14          (0.28)         (0.22)        (5.94)          7.04
------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            4.27          (0.24)         (0.14)        (5.97)          7.14
------------------------------------------------------------------------------------------------------------------

  LESS DIVIDEND AND DISTRIBUTIONS:
  Dividend from Net Investment Income        (0.01)         (0.02)            --            --             --
------------------------------------------------------------------------------------------------------------------
  Total Distributions                        (0.01)         (0.02)            --            --             --
------------------------------------------------------------------------------------------------------------------

  NET ASSET VALUE, END OF YEAR              $12.15         $ 7.89         $ 8.15        $ 8.29        $ 14.26
------------------------------------------------------------------------------------------------------------------
  Total Return (b)                          54.19%        (3.02)%        (1.69)%      (41.87)%        100.28%
------------------------------------------------------------------------------------------------------------------

  RATIOS/SUPPLEMENTARY DATA
  Net Assets, End of Year (000)           $176,308       $149,262       $134,424      $129,047       $243,516
  Ratio of Gross Expenses
         to Average Net Assets               1.43%          1.36%          1.30%         1.33%          1.54%
  Ratio of Net Expenses
         to Average Net Assets               1.30% (c)(e)   1.30% (c)(e)   1.28% (c)     1.26% (c)(d)   1.34% (c)
  Ratio of Net Investment Income (Loss)
         to Average Net Assets               1.27% (e)      0.39% (e)      1.04%        (0.22)% (d)     0.80%
  Portfolio Turnover Rate                      63%           125%           135%          113%           143%


(a)  Based on average shares outstanding.

(b) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(c)  Excluding interest expense.

(d) Net effect of expense waiver and brokerage arrangement to average net assets was 0.02%.

(e) Net effect of expense reimbursement by Adviser to average net assets for the periods December 31, 2003 and December 31, 2002 was 0.09% and 0.03%, respectively.




18  VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Additional information about the Funds' investments are available in the annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Call Van Eck at 1-800-221-2220, or visit the Van Eck website at WWW.VANECK.COM
                                                                --------------
Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplication fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-05083














                          VAN ECK WORLDWIDE EMERGING MARKETS FUND PROSPECTUS  19

YOUR INVESTMENT DEALER IS:                                        VAN ECK GLOBAL

                                                       WORLDWIDE INSURANCE TRUST

                                                                      PROSPECTUS
                                                                     May 1, 2004




Shares of the Fund are offered only to
separate accounts of various insurance
companies to fund the benefits of
variable life policies and variable
annuity policies. This Prospectus sets
forth concisely information about the
Trust and Fund that you should know
before investing. It should be read in
conjunction with the prospectus for
the Contract which accompanies this
Prospectus and should be retained for                 WORLDWIDE HARD ASSETS FUND
future reference. The Contracts
involve certain expenses not described                    (INITIAL CLASS SHARES)
in this Prospectus and also may
involve certain restrictions or
limitations on the allocation of
purchase payments or Contract values
to the Fund. In particular, the Fund                           [GRAPHIC OMITTED]
may not be available in connection
with a particular Contract or in a
particular state. See the applicable
Contract prospectus for information
regarding expenses of the Contract and
any applicable restrictions or
limitations with respect to the Fund.






                                         THESE SECURITIES HAVE NOT BEEN
                                         APPROVED OR DISAPPROVED EITHER BY THE
                                         SECURITIES AND EXCHANGE COMMISSION
                                         (SEC) OR BY ANY STATE SECURITIES
                                         COMMISSION. NEITHER THE SEC NOR ANY
                                         STATE COMMISSION HAS ENDORSED THE
                                         ACCURACY OR ADEQUACY OF THIS
                                         PROSPECTUS. ANY CLAIM TO THE CONTRARY
                                         IS A CRIMINAL OFFENSE.



Van Eck Global [GRAPHIC OMITTED]
Van Eck Worldwide Insurance Trust     [GRAPHIC OMITTED]
99 Park Avenue, New York, NY 10016

www.vaneck.com                                     GLOBAL INVESTMENTS SINCE 1955

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                       I.   WORLDWIDE HARD ASSETS FUND         2

                                       II.  ADDITIONAL INVESTMENT STRATEGIES   7

                                       III. HOW THE FUND IS MANAGED           17

                                       IV.  FINANCIAL HIGHLIGHTS              19

I. THE FUND
--------------------------------------------------------------------------------

INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

WORLDWIDE HARD ASSETS FUND (INITIAL CLASS)

The Fund offers two classes of shares: shares which have been continuously offered since the inception of the Fund (the "Initial Class") and Class R shares which became available for purchase on May 1, 2004. This prospectus pertains only to the offering of Initial Class shares of the Fund.

OBJECTIVE

The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets in "hard asset" securities. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

Hard asset securities are the stocks, bonds, and other securities of companies that derive at least 50% of gross revenue or profit from exploration, development, production, distribution or facilitation of processes relating to:

1. Precious metals
2. Natural resources
3. Real estate
4. Commodities

In addition, hard asset securities shall include any derivative securities the present value of which are based upon hard asset securities and/or hard asset commodities.

The Fund may invest more than 50% of its assets in any one hard asset sector and is not required to invest any portion of its assets in any one hard asset sector.

Under normal circumstances, the Fund will invest in at least three countries including the United States. However, there is no limit on the amount the Fund may invest in any one country, developed or underdeveloped.

Hard asset securities can produce long-term capital appreciation and help protect capital against inflation during cyclical economic expansions. Hard asset security values may move independently of industrial shares, so a hard asset portfolio can offset the fluctuations--and perhaps increase the return--of an industrial equity portfolio.

Worldwide Hard Assets Fund invests in a number of securities, and utilizes a number of techniques, that are covered in detail in Section II "Additional Investment Strategies."

The Fund may invest in common stocks, preferred stocks (either convertible or non-convertible), debt securities, asset loaded securities, rights, warrants, derivatives, directly and indirectly in commodities, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares that are restricted to nationals or residents of a given country. Direct investments are generally considered illiquid and will be included with other illiquid investments. This total will be subject to the Fund's limits on illiquid investing.

2    VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

                                                   I. WORLDWIDE HARD ASSETS FUND
--------------------------------------------------------------------------------

The Fund may invest up to 10% of its assets in precious metals, either bullion or coins. The Fund may invest up to 10% of its assets in asset-backed securities such as collateralized mortgage obligations ("CMOs") and other mortgage and non-mortgage asset-backed securities. Asset-backed securities backed by hard assets are excluded from this 10% limitation. The Fund uses derivatives to gain exposure to hard asset securities and to hedge exposure to hard asset securities.

The Fund may invest up to 20% of its assets in debt securities not linked to hard assets. These securities include those either rated in the higher grades, for example, A or better by Standard & Poor's (S&P), or believed by the Fund's Adviser to be equivalent to higher-rated securities. The Fund has a flexible investment strategy regarding its investments in debt instruments seeking to take advantage of the yield curve.

The Fund's investments in short-term instruments will consist primarily of securities rated in the highest category, or, if unrated, in comparable quality instruments or instruments insured by the U.S or foreign governments, their agencies and instrumentalities. The Fund seeks high quality debt securities with maturities of 10 years or less and a portfolio of 3 to 4 years. The Fund may borrow up to 30% of its assets to buy more securities.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to, or in anticipation of, adverse market, economic, political or other conditions. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

An investment in the Fund involves the risk of losing money. An investment in the Fund may involve greater risk than an investment in other funds. Hard assets prices may move independently of the trends of industrial companies. Securities of companies in the sectors in which the Fund invests can experience price volatility. Inflation can drive down stock prices of hard asset securities. The Fund is subject to variations in the value of real estate, enhanced volatility due to its non-diversification, variations in the values of precious metals and other hard assets, the political uncertainty of foreign securities and emerging markets, the volatility of junk bonds, the refinance risk of CMOs, exaggeration of price movements due to leverage, volatility of interest rate changes and risk of default by counterparties. Because the Fund may borrow in amounts not to exceed 30% of its net assets to buy more securities, it is subject to leverage risks.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.


                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS    3

WORLDWIDE HARD ASSETS FUND PERFORMANCE
--------------------------------------------------------------------------------

This chart shows the historical annual total returns of Van Eck Worldwide Hard Assets Fund Initial Class shares. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance does not indicate future results. These returns do not reflect charges at the separate account level and if those charges were reflected, the returns would be lower than those shown.


WORLDWIDE HARD ASSETS FUND
ANNUAL TOTAL RETURNS (%)
As of December 31,

            [Data below represents bar chart in the printed piece.]


 '94     '95     '96     '97      '98     '99     '00      '01     '02     '03
--------------------------------------------------------------------------------
-4.78   10.99   18.04   -1.67   -30.93   21.00   11.41   -10.45   -2.85   44.78


During the period covered, the Fund's highest quarterly return was 18.63% for the quarter ended 12/31/03. The lowest quarterly return was -19.05% for the quarter ended 9/30/98.







4    VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

                                                   I. WORLDWIDE HARD ASSETS FUND
--------------------------------------------------------------------------------

WORLDWIDE HARD ASSETS FUND PERFORMANCE


The table below shows how the average annual returns of the Fund's Initial Class shares compare with those of a broad measure of market performance. Fund and index performance are shown with dividends reinvested. Past performance is not necessarily an indication of how the Fund will perform in the future.

WORLDWIDE HARD ASSETS FUND
1-YEAR, 5-YEAR AND 10-YEAR PERFORMANCE (ANNUALIZED)+
As of December 31, 2003


                                        1 YEAR       5 YEAR      10 YEAR
Initial Class                           44.78%       11.17%        3.70%
Standard & Poor's 500 Index*            28.67%       -0.57%       11.05%
Goldman Sachs Natural
  Resources Index++                     31.50%        5.98%         n/a


* The Standard & Poor's 500 Index consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. Construction of the S&P 500 Index proceeds from industry group to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the index is not comprised of the 500 largest companies on the New York Stock Exchange. This index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

++ The Goldman Sachs Natural Resources Index is a modified capitalization-weighted index which includes companies involved in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations.

   The Standard & Poor's 500 Index and the Goldman Sachs Natural Resources Index are unmanaged indices and include the reinvestment of all dividends where available, but do not reflect the deduction of the fees, expenses or taxes that are associated with an investment in the Fund. The indices' performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

+  Initial Class Shares Inception Date: 9/1/89.




                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS    5

WORLDWIDE HARD ASSETS FUND EXPENSES
--------------------------------------------------------------------------------

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.


WORLDWIDE HARD ASSETS FUND
SHAREHOLDER TRANSACTION EXPENSES

ANNUAL FUND OPERATING EXPENSES (% OF NET ASSETS)           INITIAL CLASS
Management/Administration Fees                                 1.00%
Other Expenses                                                 0.23%
TOTAL FUND OPERATING EXPENSES                                  1.23%


The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Initial Class shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:


         EXPENSE EXAMPLE
        -----------------------------------------------------
         1 year                              $  125
         3 years                             $  390
         5 years                             $  676
         10 years                            $1,489




6    VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

II. ADDITIONAL INVESTMENT STRATEGIES


OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.


MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

OTHER INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES

DEFINITION        Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION        Borrowing to invest more is called "leverage." The Fund may borrow in amounts not to exceed 30% of its net assets to buy more securities. The Fund must maintain assets equal to 300% of its borrowings, and must sell securities to maintain that margin, even if the sale hurts the Fund's investment positions.

RISK Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.




                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS    7

--------------------------------------------------------------------------------


COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

DEFINITION        Asset-backed securities backed by pools of mortgages. CMOs are fixed-income securities, rated by agencies like other fixed-income securities; the Fund invests in CMOs rated A or better by S&P and Moody's. CMOs "pass through" payments made by individual mortgage holders.

RISK              Mortgage holders often refinance when interest rates fall;
                  reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

DEBT SECURITIES; CREDIT AND INTEREST RATE RISK

DEFINITION        Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market"--that is, they are traded by people other than their original issuers.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by the Fund's Adviser.




8    VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


DEFENSIVE INVESTING

DEFINITION        A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

RISK "Opportunity cost"--i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. A Fund may not achieve its investment objective during periods of defensive investing.

DERIVATIVES

DEFINITION        A derivative is a security that derives its present value from the current value of another security. It can also derive its value from a commodity, a currency, or a securities index. The
                  Fund uses derivatives, either on its own, or in combination with other derivatives, to offset other investments with the aim of reducing risk--called "hedging." The Fund also invests in derivatives for their investment value.

                  Kinds of derivatives include (but are not limited to): forward contracts, futures contracts, options and swaps. The Fund will not commit more than 5% of its assets to initial margin deposits on futures contracts and premiums on options for futures contracts (leverage). Hedging, as defined by the Commodity Exchange Act, is excluded from this 5% limit.

RISK Derivatives bear special risks by their very nature. A Fund's Adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. Price swings of an underlying security tend to be magnified in the price swing of its derivative. If a Fund invests in a derivative with "leverage" (by borrowing), an unanticipated price move might result in the Fund losing more than its original investment.

                  For a complete discussion of the kinds of derivatives the Fund uses, and of their risks, please see the Statement of Additional Information ("SAI").



                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS    9

--------------------------------------------------------------------------------

DIRECT INVESTMENTS

DEFINITION        Investments made directly with an enterprise via a shareholder or similar agreements--not via publicly traded shares or interests.

                  Direct investments may involve high risk of substantial loss. Such positions may be hard to sell because they are not listed on an exchange, and prices of such positions may be unpredictable.

RISK A direct investment price as stated for valuation may not be the price a Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid, and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

EMERGING MARKETS SECURITIES

DEFINITION        Securities of companies that are primarily in developing
                  countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.




10   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


FREQUENT TRADING

DEFINITION        The Fund may engage in active and frequent trading of
                  portfolio securities to achieve their principal investment strategies.

RISK Increased trading will likely increase the tax payments by and/or trading costs of a Fund, which can affect a Fund's return.

FOREIGN CURRENCY TRANSACTIONS

DEFINITION        The money issued by foreign governments; the contracts
                  involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above). The Fund may buy currency as an investment. Successful hedging or investing in currency requires successful predicting of currency prices, which is not always possible.

FOREIGN SECURITIES

DEFINITION        Securities issued by foreign companies, traded in foreign
                  currencies, or issued by companies with most of their business interests in foreign countries.









                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS   11

--------------------------------------------------------------------------------


RISK Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different--and less revealing--than American accounting practice. There is generally less information available regarding foreign issuers than U.S. issuers, and foreign regulation of stock exchanges may be inadequate or irregular.

                  Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts
                  (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.

                  Russia: The Fund invests only in those Russian companies whose registrars have contracted to allow the Fund's Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

INDEXED COMMERCIAL PAPER

DEFINITION        For hedging purposes only, the Fund invests in commercial
                  paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Fund segregates asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.

RISK Principal may be lost, but the potential for gains in principal and interest may help the Fund cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.





12   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------



LACK OF RELIABLE FINANCIAL INFORMATION

DEFINITION        Emerging markets securities issuers are subject to different disclosure requirements than those of U.S. and Western
                  European issuers.

RISK There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

LOANS OF PORTFOLIO SECURITIES

DEFINITION        The Fund may lend its securities, up to one-third of the value of its portfolio, to broker/dealers. Broker/dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

RISK If a broker/dealer breaches its agreement either to pay for the loan, to pay for the securities, or to return the securities, the Fund may lose money.

LOW RATED DEBT SECURITIES

DEFINITION        Debt securities, foreign and domestic, rated "below investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher-rated issues.









                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS   13

--------------------------------------------------------------------------------


MARKET TIMING

RISK Because shares of the Fund are sold exclusively to insurance companies to fund insurance company variable annuity and variable life insurance separate accounts, the Adviser cannot detect and prevent some shareholders ("market timers") from engaging in short-term trading, commonly referred to as "market timing," without the cooperation of these insurance companies. If the Adviser is unable to detect and prevent this practice, a Fund may incur additional expenses, the Fund's portfolio management process may be disrupted and long-term shareholders may be disadvantaged.

NON-DIVERSIFICATION RISK

DEFINITION        Non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries.

RISK Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds.

PARTLY PAID SECURITIES

DEFINITION        Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."

RISK The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.










14   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------


PRECIOUS METALS

DEFINITION        Gold and silver in the form of bullion and coins, which have no numismatic (collectible) value. There is a well-established world market for precious metals.

RISK Precious metals prices can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries. Under current U.S. tax law, the Fund may not receive more than 10% of its yearly income from selling precious metals or any other physical commodity. That law may require a Fund, for example, to hold precious metals when it would rather sell, or to sell other securities when it would rather hold them. Both may cause investment losses or lost opportunities for profit. The Fund also incurs storage costs for bullion and coins.

REAL ESTATE SECURITIES

DEFINITION        The Fund may not invest in real estate directly, but it may invest more than 50% of its assets in real estate investment trusts (REITs) and other real estate industry companies or companies with substantial real estate investments.

RISK All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular.







                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS   15

--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS

DEFINITION        In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve
                  System or certain non-bank dealers; these counterparties collateralize the transaction.

RISK There is a risk that the collateral may be difficult to liquidate and that a counterparty may default on a "repo," but it is generally small.

SHORT SALES

DEFINITION        In a short sale, the Fund borrows an equity security from a broker, and then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.

RISK If the value of the security goes up, the Fund will have to buy it back at a loss to make good the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. (See the SAI for a complete definition of this account's liability.) This account cannot exceed 50% of the Fund's net assets.

WHEN-ISSUED DEBT SECURITIES

DEFINITION        Debt securities issued at a fixed price and interest rate, but delivered and paid for some time later.

RISK Principal and interest of a when-issued security may vary during the waiting period so that its value, if and when the Fund takes possession of it, may be different than when and if the Fund committed to buy it. The Fund maintains reserves of cash or high quality securities to offset purchases of when-issued securities.









16   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

                                                         SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


III. HOW THE FUND IS MANAGED

               FUND MANAGEMENT, INCLUDING A DESCRIPTION OF THE ADVISER, THE PORTFOLIO MANAGERS, THE CUSTODIAN, AND THE TRANSFER AGENT. HOW THE FUND SELLS SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS. FUND EXPENSES AND TAX TREATMENT OF THE FUND.



RECENT DEVELOPMENTS

In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General and the United States Securities and Exchange Commission have requested and received information from the Adviser. The investigations are ongoing. At the present time, the Adviser is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

1. MANAGEMENT OF THE FUND

DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly owned subsidiary of Van Eck Associates Corporation (the "Adviser"), has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for share sales of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Worldwide Insurance funds managed by the Adviser during a specified period of time.

INVESTMENT ADVISER

Van Eck Associates Corporation, 99 Park Avenue, New York, NY 10016 serves as investment adviser to each of the Fund. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, hedge funds, pension plans and other investment accounts.

John C. van Eck and members of his immediate family own 100% of the voting stock of the Adviser. As of December 31, 2003, the Adviser's assets under the management were approximately $1.4 billion.

THE ADVISER, THE FUND, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sells shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force a Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of a Fund to any separate accounts. It may also suspend or terminate the offering of shares of a Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders. The Adviser and its affiliates act as investment manager of several hedge funds and other investment companies and/or accounts (the "Other Clients"), which trade in the same securities as the Trust. These Other Clients may have investment objectives and/or investment strategies similar to or completely opposite of those of the Fund. From time to time such Other Clients may enter contemporaneous trades with those of the Fund, which implement strategies that are similar to or directly opposite those of the Trust. The Adviser will maintain procedures reasonably designed to ensure that the Fund is not unduly disadvantaged by such trades, yet still permitting the Other Clients to pursue their own investment objectives and strategies.








                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS   17

--------------------------------------------------------------------------------

FEES PAID TO THE ADVISER

Worldwide Hard Assets Fund pays the Adviser a monthly fee at an annual rate of 1.00% of average daily net assets.

This includes the fee paid to the Adviser for accounting and administrative services.

PORTFOLIO MANAGERS

WORLDWIDE HARD ASSETS FUND is managed by a team of investment professionals.

THE CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT
Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS
Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL
Goodwin Procter LLP
One Exchange Place
Boston, Massachusetts 02109

2. TAXES

The Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Fund will not pay federal income tax to the extent that it distributes its income and capital gains.

The Code requires funds used by insurance company variable annuity and life insurance contracts to be adequately diversified, because annuities and life insurance enjoy special tax privileges. The Fund intends to invest so as to qualify for this provision.

Tax matters for insurance contract holders are described in the Contract prospectus.

3. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets using market quotations except that certain short-term debt securities are valued using amortized cost. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

For example, foreign securities in which the Fund invests are traded in markets that close before the time that each Fund calculates NAV. If a Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates NAV, the Fund may adjust the previous closing prices to reflect what the Board of Trustees reasonably believes to be the fair value of the securities.

4. SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Fund at the address on the cover page.




18   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS

IV. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Initial Class of shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

WORLDWIDE HARD ASSETS FUND

  FINANCIAL HIGHLIGHTS
  For a share outstanding throughout each year:

                                                                  YEAR ENDED DECEMBER 31,

                                             2003           2002           2001          2000           1999

  NET ASSET VALUE, BEGINNING OF YEAR        $10.30         $10.69         $12.07        $10.96         $ 9.20
----------------------------------------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                       0.05           0.08           0.14          0.16           0.15
  Net Realized and Unrealized Gain (Loss)
         on Investments, Swaps and
         Foreign Currency Transactions        4.54          (0.38)         (1.39)         1.07           1.75
----------------------------------------------------------------------------------------------------------------
  Total from Investment Operations            4.59          (0.30)         (1.25)         1.23           1.90
----------------------------------------------------------------------------------------------------------------

  LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from Net Investment Income       (0.05)         (0.09)         (0.13)        (0.12)         (0.14)
  Distributions from Realized Capital Gains     --             --             --            --              --
----------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.05)         (0.09)         (0.13)        (0.12)          (0.14)
----------------------------------------------------------------------------------------------------------------

  NET ASSET VALUE, END OF YEAR              $14.84         $10.30         $10.69        $12.07         $10.96
----------------------------------------------------------------------------------------------------------------
  Total Return (a)                          44.78%        (2.85)%       (10.45)%        11.41%         21.00%
----------------------------------------------------------------------------------------------------------------

  RATIOS/SUPPLEMENTARY DATA
  Net Assets, End of Year (000)           $158,683        $97,978        $77,549       $98,728        $98,911
  Ratio of Gross Expenses
         to Average Net Assets               1.23%          1.23%          1.18%         1.16%          1.26%
  Ratio of Net Expenses
         to Average Net Assets               1.23% (b)      1.20% (b)      1.15% (b)     1.14% (b)      1.26%
  Ratio of Net Investment Income
         to Average Net Assets               0.59% (c)      0.68%          1.13%         1.41%          1.39%
  Portfolio Turnover Rate                      43%            63%            86%          110%           199%


(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(b)  Excluding interest expense.


                                   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS   19

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Additional information about the Funds' investments are available in the annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Call Van Eck at 1-800-221-2220, or visit the Van Eck website at www.vaneck.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplication fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-05083












20   VAN ECK WORLDWIDE HARD ASSETS PROSPECTUS


YOUR INVESTMENT DEALER IS:                                                                               VANECK GLOBAL

                                                                                             WORLDWIDE INSURANCE TRUST

                                                                                                            PROSPECTUS
                                                                                                           May 1, 2004


                                                                                         discipline


Shares of the Fund are offered only to separate
accounts of various insurance companies to fund
the benefits of variable life policies and
variable annuity policies. This Prospectus sets                                             WORLDWIDE REAL ESTATE FUND
forth concisely information about the Trust and
Fund that you should know before investing. It
should be read in conjunction with the
prospectus for the Contract which accompanies
this Prospectus and should be retained for                                                      (INITIAL CLASS SHARES)
future reference. The Contracts involve certain
expenses not described in this Prospectus and
also may involve certain restrictions or
limitations on the allocation of purchase                             allocation
payments or Contract values to the Fund. In
particular, the Fund may not be available in
connection with a particular Contract or in a
particular state. See the applicable Contract
prospectus for information regarding expenses of
the Contract and any applicable restrictions or
limitations with respect to the Fund.





                                                                      THESE SECURITIES HAVE NOT BEEN APPROVED OR
                                                                      DISAPPROVED EITHER BY THE SECURITIES AND
                                                                      EXCHANGE COMMISSION (SEC) OR BY ANY STATE
                                                                      SECURITIES COMMISSION. NEITHER THE SEC NOR ANY
[VAN ECK GLOBAL LOGO OMITTED]                                         STATE COMMISSION HAS ENDORSED THE ACCURACY OR
                                                                      ADEQUACY OF THIS PROSPECTUS. ANY CLAIM TO THE
Van Eck Worldwide Insurance Trust            [GRAPHIC OMITTED]        CONTRARY IS A CRIMINAL OFFENSE.
99 Park Avenue, New York, NY 10016       RETIRE ON YOUR TERMS(TM)
                                            VARIABLE ANNUITIES
www.vaneck.com                                                                        GLOBAL INVESTMENTS SINCE 1955

--------------------------------------------------------------------------------



                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



                                I.   WORLDWIDE REAL ESTATE FUND         2

                                II.  ADDITIONAL INVESTMENT STRATEGIES   6

                                III. HOW THE FUND IS MANAGED           15

                                IV.  FINANCIAL HIGHLIGHTS              18

--------------------------------------------------------------------------------


I. THE FUND
--------------------------------------------------------------------------------

INCLUDES A PROFILE OF THE FUND; ITS INVESTMENT STYLE AND PRINCIPAL RISKS; HISTORICAL PERFORMANCE; PERFORMANCE MEASURED AGAINST A RELEVANT BENCHMARK; HIGHEST AND LOWEST PERFORMING QUARTERS; AND EXPENSES.

WORLDWIDE REAL ESTATE FUND (INITIAL CLASS)

The Fund offers two classes of shares: shares which have been continuously offered since the inception of the Fund (the "Initial Class") and Class R shares which became available for purchase on May 1, 2004. This prospectus pertains only to the offering of Initial Class shares of the Fund.

OBJECTIVE

The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund will invest at least 80% of its assets in equity securities of domestic and foreign companies that own significant property or principally do business in real estate. This policy is not a fundamental policy and may be changed by the vote of a majority of the Board of Trustees and without a shareholder vote. However, the Fund will provide shareholders with 60 days' notice before changing its 80% policy.

The Fund may also invest up to 20% of its assets in debt securities of real estate companies or in equity or debt securities of non-real estate companies. The Fund will not invest more than 20% of its assets in debt securities rated lower than "Baa" (junk bonds) by Moody's. The Fund may invest up to 10% of assets in unrated debt securities backed by real estate assets.

Normally, the Fund will invest in at least three countries, including the United States. The Adviser expects to concentrate on investments in the U.S., Canada, Hong Kong, Singapore, Malaysia, Japan, Australia, Spain, France, the Netherlands, and the United Kingdom. The Fund may also invest in other non-U.S. markets, including emerging markets in Asia, Latin America, and Eastern Europe.

PRINCIPAL RISKS

An investment in the Fund involves the risk of losing money. Real estate investing can be risky by definition, and the Fund takes on additional risk by investing in real estate companies in emerging markets. If certain investment vehicles fail, the Fund may end up holding actual real estate in settlement of investment claims, and this property may be hard to sell. In addition, the Fund is subject to all the risks associated with companies in the real estate industry such as declines in property values, adverse economic conditions, overbuilding and competition. The Fund may engage in active and frequent trading to achieve its investment objectives. As a result, the Fund may suffer adverse tax consequences and increased transaction costs may affect performance. Because the Fund may borrow in amounts not to exceed 30% of its net assets to buy more securities, it is subject to leverage risk.

An investment in the Fund should be considered part of an overall investment program, rather than a complete investment program.






2       VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

                                                   I. WORLDWIDE REAL ESTATE FUND
--------------------------------------------------------------------------------


WORLDWIDE REAL ESTATE FUND PERFORMANCE
--------------------------------------------------------------------------------

This chart shows the historical annual total returns of Van Eck Worldwide Real Estate Fund Initial Class shares. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance does not indicate future results. These returns do not reflect charges at the separate account level and if those charges were reflected, the returns would be lower than those shown.

[Data below represents a bar chart in the printed piece]

WORLDWIDE REAL ESTATE FUND
ANNUAL TOTAL RETURNS (%)
AS OF DECEMBER 31,

  '98      '99       '00      '01      '02       '03
------    -----     -----     ----    -----     -----
-11.35    -2.01     18.71     5.34    -4.48     34.50


During the period covered, the Fund's highest quarterly return was 18.38% for the quarter ended 9/30/97. The lowest quarterly return was -14.45% for the quarter ended 9/30/98.













                              VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS    3

                                                   I. WORLDWIDE REAL ESTATE FUND
--------------------------------------------------------------------------------


WORLDWIDE REAL ESTATE FUND PERFORMANCE
--------------------------------------------------------------------------------

The table below shows how the average annual returns of the Fund's Initial Class shares compare with those of a broad measure of market performance. Fund and index performance are shown with dividends reinvested. Past performance is not necessarily an indication of how the Fund will perform in the future.


--------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND
1-YEAR, 5-YEAR AND LIFE-OF-FUND PERFORMANCE (ANNUALIZED)+
As of December 31, 2003

                                      1 YEAR       5 YEAR     LIFE-OF-FUND
Initial Class                         34.50%        9.50%         8.17%
Citigroup World Property Index*       41.16%       11.82%         4.13%
Standard & Poor's 500 Index++         28.67%       -0.57%         5.10%

--------------------------------------------------------------------------------

* The Citigroup World Property Index is made up of nearly 400 real estate companies in approximately 20 countries, weighted according to each country's total "float" (share value) of companies eligible for the Index.

++ The Standard & Poor's 500 Index consists of 500 widely held common stocks, covering four broad sectors (industrials, utilities, financial and transportation). It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. Construction of the S&P 500 Index proceeds from industry group to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the index is not comprised of the 500 largest companies on the New York Stock Exchange. This index, calculated by Standard & Poor's, is a total return index with dividends reinvested.

   The Citigroup World Property Index and the Standard & Poor's 500 Index are unmanaged indices and include the reinvestment of all dividends, but do not reflect the deduction of fees, expenses or taxes that are associated with an investment in the Fund. The indices' performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

+ Initial Class Shares Inception Date: 6/23/97; index return calculated from June 30, 1997.







4       VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

                                                   i. WORLDWIDE REAL ESTATE FUND
--------------------------------------------------------------------------------


WORLDWIDE REAL ESTATE FUND EXPENSES
--------------------------------------------------------------------------------

This table shows certain expenses you may incur as an investor in the Fund, either directly or indirectly. The Adviser may sometimes waive fees and/or reimburse certain expenses of the Fund.

--------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND
SHAREHOLDER TRANSACTION EXPENSES

ANNUAL FUND OPERATING EXPENSES (% OF NET ASSETS)              INITIAL CLASS

Management/Administration Fees                                     1.00%

Other Expenses                                                     0.49%

TOTAL FUND OPERATING EXPENSES                                      1.49%

--------------------------------------------------------------------------------

The following table is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Initial Class shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The illustration is hypothetical. Although your actual expenses may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
Expense Example

--------------------------------------------------------------------------------
1 year                     $  152
3 years                    $  471
5 years                    $  813
10 years                   $1,779
--------------------------------------------------------------------------------








                              VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS    5

--------------------------------------------------------------------------------


II. ADDITIONAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

OTHER INVESTMENTS, INVESTMENT POLICIES, INVESTMENT TECHNIQUES AND RISKS.

MARKET RISK

An investment in the Fund involves "market risk"--the risk that securities prices may go up or down. Markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. Stock prices may decline over short or even extended periods not only because of company specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Similarly, bond prices fluctuate in value with changes in interest rates, the economy and in the case of corporate bonds, the financial conditions of companies that issue them. In general, bonds decline in value when interest rates rise. While stocks and bonds may react differently to economic events, there are times when stocks and bonds both may decline in value simultaneously.

OTHER INVESTMENT TECHNIQUES AND RISKS

ASSET-BACKED SECURITIES

DEFINITION        Represent pools of consumer loans unrelated to mortgages.

RISK Principal and interest payments depend on payment of the underlying loans, though issuers may support creditworthiness via letters of credit or other instruments.

BORROWING AND LEVERAGE

DEFINITION        Borrowing to invest more is called "leverage." The Fund may borrow in amounts not to exceed 30% of its net assets to buy more securities. The Fund must maintain assets equal to 300% of its borrowings, and must sell securities to maintain that margin, even if the sale hurts the Fund's investment positions.

RISK Leverage exaggerates the effect of rises or falls in prices of securities bought with borrowed money. Borrowing also costs money, including fees and interest. The Fund expects to borrow only via negotiated loan agreements with commercial banks or other institutional lenders.





6    VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

--------------------------------------------------------------------------------


                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

DEFINITION        Asset-backed securities backed by pools of mortgages. CMOS are fixed-income securities, rated by agencies like other fixed-income securities; the Fund invests in CMOS rated A or better by S&P and Moody's. CMOS "pass through" payments made by individual mortgage holders.

RISK              Mortgage holders often refinance when interest rates fall;
                  reinvestment of prepayments at lower rates can reduce the yield of the CMO. Issuers of CMOs may support interest and principal payments with insurance or guarantees. The Fund may buy uninsured or non-guaranteed CMOs equal in creditworthiness to insured or guaranteed CMOs.

DEBT SECURITIES; CREDIT AND INTEREST RATE RISK

DEFINITION        Debt securities are usually thought of as bonds, but debt may be issued in other forms of debentures or obligations. When an issuer sells debt securities, it sells them for a certain price, and for a certain term. Over the term of the security, the issuer promises to pay the buyer a certain rate of interest, then to repay the principal at maturity. Debt securities are also bought and sold in the "secondary market"--that is, they are traded by people other than their original issuers.

RISK The market value of debt securities tends to go up when interest rates fall, and go down when the rates rise. Debt securities come in different qualities, as established by ratings agencies such as S&P or Moody's. Any debt security may default (fail to pay interest) or fail (fail to repay principal at maturity). Low-quality issues are considered more likely to default or fail than high-quality issues. Some debt securities are unrated. Their likely performance has to be evaluated by the Fund's Adviser.








                              VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS    7

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

DEFENSIVE INVESTING

DEFINITION        A deliberate, temporary shift in portfolio strategy which may be undertaken when markets start behaving in volatile or unusual ways. A Fund may, for temporary defensive purposes, invest a substantial part of its assets in bonds of U.S. or foreign governments, certificates of deposit, bankers' acceptances, high grade commercial paper, and repurchase agreements. At such times, a Fund may have all of its assets invested in a single country or currency.

RISK "Opportunity cost"--i.e., when a Fund has invested defensively in low-risk, low-return securities, it may miss an opportunity for profit in its normal investing areas. A Fund may not achieve its investment objective during periods of defensive investing.

DERIVATIVES

DEFINITION        A derivative is a security that derives its present value from the current value of another security. It can also derive its value from a commodity, a currency, or a securities index. The
                  Fund uses derivatives, either on its own, or in combination with other derivatives, to offset other investments with the aim of reducing risk--called "hedging." The Fund also invests in derivatives for their investment value.

                  Kinds of derivatives include (but are not limited to): forward contracts, futures contracts, options and swaps. The Fund will not commit more than 5% of its assets to initial margin deposits on futures contracts and premiums on options for futures contracts (leverage). Hedging, as defined by the Commodity Exchange Act, is excluded from this 5% limit.

RISK Derivatives bear special risks by their very nature. A Fund's Adviser must correctly predict the price movements, during the life of a derivative, of the underlying asset in order to realize the desired results from the investment. Price swings of an underlying security tend to be magnified in the price swing of its derivative. If a Fund invests in a derivative with "leverage" (by borrowing), an unanticipated price move might result in the Fund losing more than its original investment.

                  For a complete discussion of the kinds of derivatives the Fund uses, and of their risks, please see the Statement of Additional Information ("SAI").

8   VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

--------------------------------------------------------------------------------


                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

DIRECT INVESTMENTS

DEFINITION        Investments made directly with an enterprise via a shareholder or similar agreements--not via publicly traded shares or interests.

                  Direct investments may involve high risk of substantial loss. Such positions may be hard to sell because they are not listed on an exchange, and prices of such positions may be unpredictable.

RISK A direct investment price as stated for valuation may not be the price a Fund could actually get if it had to sell. Private issuers do not have to follow all the rules of public issuers. The Board of Trustees considers direct investments illiquid, and will aggregate direct investments with other illiquid investments under the illiquid investing limits of each Fund.

EMERGING MARKETS SECURITIES

DEFINITION        Securities of companies that are primarily in developing
                  countries. (See "Foreign Securities," below, for basic information on foreign investing risks.)

RISK Investments in emerging markets securities are exposed to a number of risks that may make these investments volatile in price, or difficult to trade. The recent extraordinary returns in emerging markets securities may not recur. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that only concentrate in a few industries, securities issues that are held by a few investors, limited trading capacity in local exchanges, and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.







                              VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS    9

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSACTIONS

DEFINITION        The money issued by foreign governments; the contracts
                  involved in buying and selling foreign money in order to buy and sell foreign securities denominated in that money.

RISK Foreign currencies shift in value against U.S. currency. These relative price swings can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. The Fund enters into various hedging contracts to buy and sell foreign currency, including futures contracts (see "Derivatives," above). The Fund may buy currency as an investment. Successful hedging or investing in currency requires successful predicting of currency prices, which is not always possible.

FOREIGN SECURITIES
DEFINITION        Securities issued by foreign companies, traded in foreign
                  currencies, or issued by companies with most of their business interests in foreign countries.

RISK Foreign investing involves greater risks than investing in U.S. securities. These risks include: exchange rate fluctuations and exchange controls; less publicly available information; more volatile or less liquid securities markets; and the possibility of expropriation, confiscatory taxation, or political, economic or social instability. Foreign accounting can be different--and less revealing--than American accounting practice. There is generally less information available regarding foreign issuers than U.S. issuers, and foreign regulation of stock exchanges may be inadequate or irregular.

                  Some of these risks may be reduced when the Fund invests indirectly in foreign issues via American Depositary Receipts
                  (ADRs), European Depositary Receipts (EDRs), American Depositary Shares (ADSs), Global Depositary Shares (GDSs), and securities of foreign investment funds or trusts, including passive foreign investment companies. These vehicles are traded on larger, recognized exchanges and in stronger, more recognized currencies.








10   VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                  Russia: The Fund invests only in those Russian companies whose registrars have contracted to allow the Fund's Russian sub-custodian to inspect share registers and to obtain extracts of share registers through regular audits. These procedures may reduce the risk of loss, but there can be no assurance that they will be effective.

INDEXED COMMERCIAL PAPER

DEFINITION        For hedging purposes only, the Fund invests in commercial
                  paper with the principal amount indexed to the difference, up or down, in value between two foreign currencies. The Fund segregates asset accounts with an equivalent amount of cash, U.S. government securities, or other highly liquid securities equal in value to this commercial paper.

RISK Principal may be lost, but the potential for gains in principal and interest may help the Fund cushion against the potential decline of the U.S. dollar value of foreign-denominated investments. At the same time, this commercial paper provides an attractive money market rate of return.

LACK OF RELIABLE FINANCIAL INFORMATION

DEFINITION        Emerging markets securities issuers are subject to different disclosure requirements than those of U.S. and Western
                  European issuers.

RISK There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

LOANS OF PORTFOLIO SECURITIES

DEFINITION        The Fund may lend its securities, up to one-third of the value of its portfolio, to broker/dealers. Broker/dealers must collateralize (secure) these borrowings in full with cash, U.S. Government securities, or high-quality letters of credit.

RISK If a broker/dealer breaches its agreement either to pay for the loan, to pay for the securities, or to return the securities, the Fund may lose money.



                              VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS   11

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

LOW RATED DEBT SECURITIES

DEFINITION        Debt securities, foreign and domestic, rated "below investment grade" by ratings services.

RISK These securities are also called "junk bonds." In the market, they can behave somewhat like stocks, with prices that can swing widely in response to the health of their issuers and to changes in interest rates. By definition, they involve more risk of default than do higher-rated issues.
MARKET TIMING

RISK Because shares of the Fund are sold exclusively to insurance companies to fund insurance company variable annuity and variable life insurance separate accounts, the Adviser cannot detect and prevent some shareholders ("market timers") from engaging in short-term trading, commonly referred to as "market timing," without the cooperation of these insurance companies. If the Adviser is unable to detect and prevent this practice, a Fund may incur additional expenses, the Fund's portfolio management process may be disrupted and long-term shareholders may be disadvantaged.

NON-DIVERSIFICATION RISK

DEFINITION        Non-diversified funds may invest in fewer assets, or in larger proportions of the assets of single companies or industries.

RISK Greater concentration of investments in non-diversified funds may make those funds more volatile than diversified funds.

PARTLY PAID SECURITIES

DEFINITION        Securities paid for on an installment basis. A partly paid security trades net of outstanding installment payments. The buyer "takes over payments."

RISK The buyer's rights are typically restricted until the security is fully paid. If the value of a partly paid security declines before the Fund finishes paying for it, the Fund will still owe the payments, but may find it hard to sell.


12   VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

--------------------------------------------------------------------------------


                                                   INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

REAL ESTATE SECURITIES

DEFINITION        The Fund may not invest in real estate directly, but it may invest 100% of its assets in real estate investment trusts
                  (REITs) and other real estate industry companies or companies with substantial real estate investments.

RISK All general risks of real estate investing apply to REITs (for example, illiquidity and volatile prices), plus special risks of REITs in particular.

REPURCHASE AGREEMENTS

DEFINITION        In a repurchase agreement, the Fund acquires a security for a short time while agreeing to sell it back at a designated price and time. The agreement creates a fixed rate of return not subject to market fluctuations. The Fund enters into these agreements generally with member banks of the Federal Reserve
                  System or certain non-bank dealers; these counterparties collateralize the transaction.

RISK There is a risk that the collateral may be difficult to liquidate and that a counterparty may default on a "repo," but it is generally small.

SHORT SALES

DEFINITION        In a short sale, the Fund borrows an equity security from a broker, and then sells it. If the value of the security goes down, the Fund can buy it back and return it to the broker, making a profit.

RISK If the value of the security goes up, the Fund will have to buy it back at a loss to make good the borrowing. The Fund is required to "cover" its short sales with collateral by depositing liquid high-quality securities in an account. (See the SAI for a complete definition of this account's liability.) This account cannot exceed 50% of the Fund's net assets.







                              VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS   13

--------------------------------------------------------------------------------

WHEN-ISSUED DEBT SECURITIES

DEFINITION        Debt securities issued at a fixed price and interest rate, but delivered and paid for some time later.

RISK Principal and interest of a when-issued security may vary during the waiting period so that its value, if and when the Fund takes possession of it, may be different than when and if the Fund committed to buy it. The Fund maintains reserves of cash or high quality securities to offset purchases of when-issued securities.
















14   VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

                                                         SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


III. HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------

FUND MANAGEMENT, INCLUDING A DESCRIPTION OF THE ADVISER, THE PORTFOLIO MANAGERS, THE CUSTODIAN, AND THE TRANSFER AGENT. HOW THE FUND SELLS SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS. FUND EXPENSES AND TAX TREATMENT OF THE FUND.



RECENT DEVELOPMENTS

In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General and the United States Securities and Exchange Commission have requested and received information from the Adviser. The investigations are ongoing. At the present time, the Adviser is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

1. MANAGEMENT OF THE FUND

DISTRIBUTOR

Van Eck Securities Corporation, 99 Park Avenue, New York, NY 10016 (the "Distributor"), a wholly owned subsidiary of Van Eck Associates Corporation (the "Adviser"), has entered into a Distribution Agreement with the Trust. The Distributor receives no compensation for share sales of the Fund. In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Worldwide Insurance funds managed by the Adviser during a specified period of time.

INVESTMENT ADVISER

Van Eck Associates Corporation, 99 Park Avenue, New York, NY 10016 serves as investment adviser to each of the Fund. Van Eck has been an investment adviser since 1955 and also acts as adviser or sub-adviser to other mutual funds, hedge funds, pension plans and other investment accounts.

John C. van Eck and members of his immediate family own 100% of the voting stock of the Adviser. As of December 31, 2003, the Adviser's assets under the management were approximately $1.4 billion.

THE ADVISER, THE FUND, AND INSURANCE COMPANY SEPARATE ACCOUNTS

The Fund sells shares to various insurance company variable annuity and variable life insurance separate accounts as a funding vehicle for those accounts. The Fund does not foresee any disadvantages to shareholders from offering the Fund to various companies. However, the Board of Trustees will monitor any potential conflicts of interest. If conflicts arise, the Board may require an insurance company to withdraw its investments in one Fund, and place them in another. This might force a Fund to sell securities at a disadvantageous price. The Board of Trustees may refuse to sell shares of a Fund to any separate accounts. It may also suspend or terminate the offering of shares of a Fund if required to do so by law or regulatory authority, or if such an action is in the best interests of Fund shareholders. The Adviser and its affiliates act as investment manager of several hedge funds and other investment companies and/or accounts (the "Other Clients"), which trade in the same securities as the Trust. These Other Clients may have investment objectives and/or investment strategies similar to or completely opposite of those of the Fund. From time to time such Other Clients may enter contemporaneous trades with those of the Fund, which implement strategies that are similar to or directly opposite those of the Trust. The Adviser will maintain procedures reasonably designed to ensure that the Fund is not unduly disadvantaged by such trades, yet still permitting the Other Clients to pursue their own investment objectives and strategies.

                              VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS   15

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

FEES PAID TO THE ADVISER

Worldwide Real Estate Fund paid the Adviser a monthly fee at an annual rate of 1.00% of average daily net assets. This includes the fee paid to the Adviser for accounting and administrative services.


PORTFOLIO MANAGERS

WORLDWIDE REAL ESTATE FUND is managed by a team of investment professionals.

THE CUSTODIAN

State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

THE TRANSFER AGENT

Forum Financial Group LLC
Two Portland Square
Portland, Maine 04101

INDEPENDENT AUDITORS
Ernst & Young LLP
Five Times Square
New York, New York 10036

COUNSEL
Goodwin Procter LLP
One Exchange Place
Boston, Massachusetts 02109

2. TAXES

The Fund qualifies, and intends to continue to qualify, as a "regulated investment company" under the Internal Revenue Code (the Code). As such, the Fund will not pay federal income tax to the extent that it distributes its income and capital gains.

The Code requires funds used by insurance company variable annuity and life insura0ce contracts to be adequately diversified, because annuities and life insurance enjoy special tax privileges. The Fund intends to invest so as to qualify for this provision.

Tax matters for insurance contract holders are described in the Contract prospectus.

3. HOW THE FUND SHARES ARE PRICED

The Fund buys or sells its shares at its net asset value, or NAV, per share next determined after receipt of a purchase or redemption plus applicable sales charge. The Fund calculates its NAV every day the New York Stock Exchange (NYSE) is open, at the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern Time.

You may enter a buy or sell order when the NYSE is closed for weekends or holidays. If that happens, your price will be the NAV calculated as of the close of the next regular trading session of the NYSE.

The Fund may invest in certain securities which are listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem shares.

The Fund values its assets using market quotations except that certain short-term debt securities are valued using amortized cost. If market quotations are not readily available or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

For example, foreign securities in which the Fund invests are traded in markets that close before the time that each Fund calculates NAV. If a Fund determines that the closing market price of a security does not reflect its current value due to a significant event that occurs between the close of the foreign market and the time that the Fund calculates NAV, the Fund may adjust the previous closing prices to reflect what the Board of Trustees reasonably believes to be the fair value of the securities.

16   VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

                                                         SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------




4. SHAREHOLDER INQUIRIES

For further information about the Fund, please call or write your insurance company, or call (800) 221-2220 (in New York, (212) 687-5200), or write to the Fund at the address on the cover page.






















                              VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS   17

--------------------------------------------------------------------------------


IV. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Initial Class of shares financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.



WORLDWIDE REAL ESTATE FUND

-------------------------------------------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
  For a share outstanding throughout each year:
                                                                  YEAR ENDED DECEMBER 31,

                                             2003           2002           2001          2000           1999
  NET ASSET VALUE, BEGINNING OF YEAR        $10.07         $10.87         $10.62        $ 9.15         $ 9.54
===================================================================================================================
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                         0.33           0.38           0.35          0.34           0.25
Net Realized and Unrealized Gain
         (Loss) on Investments and
         Foreign Currency Transactions        3.06          (0.85)          0.20          1.33          (0.44)
-------------------------------------------------------------------------------------------------------------------
  Total From Investment Operations            3.39          (0.47)          0.55          1.67          (0.19)
-------------------------------------------------------------------------------------------------------------------

  LESS DIVIDENDS AND DISTRIBUTIONS:
  Dividends from Net Investment Income       (0.22)         (0.33)         (0.30)        (0.20)         (0.20)
-------------------------------------------------------------------------------------------------------------------
  Total Dividends and Distributions          (0.22)         (0.33)         (0.30)        (0.20)         (0.20)
-------------------------------------------------------------------------------------------------------------------

  NET ASSET VALUE, END OF YEAR              $13.24         $10.07         $10.87        $10.62         $ 9.15
-------------------------------------------------------------------------------------------------------------------
  Total Return (a)                           34.50%         (4.48)%         5.34%        18.71%         (2.01)%
-------------------------------------------------------------------------------------------------------------------

  RATIOS/SUPPLEMENTARY DATA
  Net Assets, End of Year (000)            $19,344        $15,309        $13,947        $6,875         $3,166
  Ratio of Gross Expenses
         to Average Net Assets                1.49%          1.48%          1.62%         2.27%          3.23%
  Ratio of Net Expenses
         to Average Net Assets (c)            1.49%          1.46% (b)      1.50% (b)     1.45% (b)      1.44%
  Ratio of Net Investment Income to
         Average Net Assets (c)               2.68%          3.04%          4.17%         4.21%          3.33%
  Portfolio Turnover Rate                       19%           139%            74%          233%           172%
-------------------------------------------------------------------------------------------------------------------

(a) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the year, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(b) Excluding interest expense.

(c) Net effect of expense waivers, brokerage arrangement and custodian fee arrangement to average net assets for the years ended December 31, 2001, December 31, 2000 and December 31, 1999, was 0.07%, 0.12% and 0.79%,
    respectively.

18   VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS

--------------------------------------------------------------------------------


ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Additional information about the Funds' investments are available in the annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

Call Van Eck at 1-800-221-2220, or visit the Van Eck website at www.vaneck.com
                                                                --------------
Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. In addition, copies of this information may be obtained, after paying a duplication fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-05083

















                             VAN ECK WORLDWIDE REAL ESTATE FUND PROSPECTUS    19